Earnings / (Loss) per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings / (Loss) per share

12.       Earnings / (Loss) per share:

All common shares issued (including the restricted shares issued under the Company’s equity incentive plans) have equal rights to vote and participate in dividends. The restricted shares issued under the Company’s equity incentive plans are subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the purpose of calculating diluted earnings / (loss) per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued, determined in accordance with the treasury stock method. For the years ended December 31, 2020, 2021 and 2022 the denominator of the diluted earnings per share calculation includes 153,216 common shares, 295,243 common shares and 383,711 common shares respectively, being the number of incremental shares assumed issued under the treasury stock method.

The Company calculates basic and diluted loss per share as follows:

	Years ended December 31,
	2020	2021	2022
Income / (Loss) :
Net income / (loss)	$9,660	$680,530	$565,999

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	96,128,173	101,183,829	102,153,255
Basic earnings / (loss) per share	$0.10	$6.73	$5.54

Effect of dilutive securities:
Dillutive effect of non vested shares	153,216	295,243	383,711
Weighted average common shares outstanding, diluted	96,281,389	101,479,072	102,536,966

Diluted earnings / (loss) per share	$0.10	$6.71	$5.52